Segment Information - Reconciliation from Operating Profit (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Segment Reporting Information [Line Items]
Operating profit	$ 388	$ 278	$ 1,168	$ 998
Industrial Activities [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating profit	351	248	1,051	879
Industrial Activities [Member] | Operating Segments [Member] | Agricultural Equipment [Member]
Segment Reporting Information [Line Items]
Operating profit	208	155	670	546
Industrial Activities [Member] | Operating Segments [Member] | Construction Equipment [Member]
Segment Reporting Information [Line Items]
Operating profit	13	1	8	32
Industrial Activities [Member] | Operating Segments [Member] | Commercial Vehicles [Member]
Segment Reporting Information [Line Items]
Operating profit	59	64	178	202
Industrial Activities [Member] | Operating Segments [Member] | Powertrain [Member]
Segment Reporting Information [Line Items]
Operating profit	88	52	260	171
Industrial Activities [Member] | Eliminations and other [Member]
Segment Reporting Information [Line Items]
Operating profit	(17)	(24)	(65)	(72)
Financial Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating profit	120	114	365	363
Financial Services [Member] | Eliminations and other [Member]
Segment Reporting Information [Line Items]
Operating profit	$ (83)	$ (84)	$ (248)	$ (244)